Business and segmental reporting (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 Segment	Dec. 31, 2013	Dec. 31, 2012
Consolidated Revenues [Line Items]
Number of reportable segment	1
Revenues	$ 67,326,634	$ 35,867,356	$ 25,172,654
Navig8 Group [Member]
Consolidated Revenues [Line Items]
Revenues			16,336,503
Concentration risk percentage (in hundredths)	10.00%	10.00%
Dampskibsselskabet Norden A/S [Member]
Consolidated Revenues [Line Items]
Revenues		5,145,075	5,022,559
Concentration risk percentage (in hundredths)	10.00%
Itochu Enex Co., Ltd [Member]
Consolidated Revenues [Line Items]
Revenues		4,860,957
Concentration risk percentage (in hundredths)	10.00%
Cargill International SA, Geneva [Member]
Consolidated Revenues [Line Items]
Revenues	8,868,074	8,119,657
Womar Logistic Pte., Ltd [Member]
Consolidated Revenues [Line Items]
Revenues	7,072,663	10,299,096
Mansel Ltd. [Member]
Consolidated Revenues [Line Items]
Revenues	10,370,479
Koch Shipping, Inc. [Member]
Consolidated Revenues [Line Items]
Revenues	$ 13,367,970	$ 4,360,159